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March 3, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:     Ms. Patsy Mengiste
          Document Control - EDGAR

RE:    RiverSource Tax-Exempt Money Market Series, Inc.
               RiverSource Tax-Exempt Money Market Fund

       Post-Effective Amendment No. 45
       File Nos. 2-66868/811-3003
       Accession Number: 0000950137-09-001315

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on February 26, 2009.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.